Label	Element	Value
Restricted Cash	us-gaap_RestrictedCash	$ 0
Restricted Cash	us-gaap_RestrictedCash	681,000
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss